Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquisitions
Schedule of estimated remaining amortization expense for intangible assets acquired in connection with the acquisition

The estimated annual intangible asset amortization expense for future years ending December 31 is as follows (in thousands):

2014	$18,045
2015	9,886
2016	6,755
2017	6,419
2018	6,419
Thereafter	20,245

Total intangible assets	$67,769

Basin Transload LLC
Acquisitions
Schedule of estimated remaining amortization expense for intangible assets acquired in connection with the acquisition

The following table presents the estimated remaining amortization expense for intangible assets acquired in connection with the acquisition (in thousands):

2014 (10/1/14-12/31/14)	$2,755
2015	2,869
Total	$5,624

The following table presents the estimated remaining amortization expense for intangible assets acquired in connection with the acquisition (in thousands):

2014	$11,200
2015	2,690

Total	$13,890